DIRECTORS AND SENIOR MANAGEMENT - Summary of Directors and Senior Management Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Directors And Senior Management Expense [Line Items]
Share-based compensation	$ 539	$ 359	$ 537
Total	12,092	12,131	13,209
Directors and Senior Management
Disclosure Of Directors And Senior Management Expense [Line Items]
Short-term benefits	27	14	18
Retirement benefits	3	3	3
Share-based compensation	16	17	15
Termination and related amounts	2	2	2
Total	$ 48	$ 36	$ 38